Parent Company Only condensed Financial Information (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 1,305	$ 13,060	$ 6,460	$ 13,554	$ 3,610	$ 7,787	$ 13,418
Prepaid expenses and other current assets	35,161	16,240			6,599
Amount due from subsidiaries					490
Total current assets	88,797	119,531			58,079
Non-current assets:
Total non-current assets	44,830	29,201			19,951
Total assets	133,627	148,732			78,030
Current liabilities:
Accrued expenses and other payables	19,007	12,163			7,634
Short-term bank and other borrowings	11,653	12,648			6,306
Total current liabilities	62,235	92,748			50,487
Total liabilities	80,838	101,727			64,519
Mezzanine equity:
Total mezzanine equity					68,862
Shareholders' equity:
Additional paid-in capital	124,058	120,642			1,178
Accumulated deficit	(71,482)	(74,231)			(54,706)
Accumulated other comprehensive (loss) income	(1,494)	(507)			(2,626)	(1,149)	139
Total shareholders' (deficit) equity	52,789	47,005			(55,351)	(55,396)	(52,287)
Total liabilities, mezzanine equity and shareholders' equity	$ 133,627	148,732			78,030
Parent Company [Member]
Current assets:
Cash and cash equivalents		2			15	$ 10	$ 3,320
Prepaid expenses and other current assets		164			2
Amount due from subsidiaries		68,643			50,107
Total current assets		68,809			50,124
Non-current assets:
Investments in subsidiaries		(13,197)			(35,247)
Total non-current assets		(13,197)			(35,247)
Total assets		55,612			14,877
Current liabilities:
Accrued expenses and other payables		2,810			271
Short-term bank and other borrowings		5,000
Total current liabilities		7,810			271
Total liabilities		7,810			271
Mezzanine equity:
Total mezzanine equity					68,862
Shareholders' equity:
Additional paid-in capital		120,642			1,178
Accumulated deficit		(72,333)			(52,808)
Accumulated other comprehensive (loss) income		(504)			(2,626)
Total shareholders' (deficit) equity		47,879			(54,256)
Total liabilities, mezzanine equity and shareholders' equity		$ 55,612			$ 14,877